Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended				12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Equipment leased to customers	Dec. 31, 2011 Equipment leased to customers	Dec. 31, 2012 Equipment leased to customers Minimum	Dec. 31, 2012 Equipment leased to customers Maximum	Dec. 31, 2012 EchoStar I	Dec. 31, 2011 EchoStar I	Dec. 31, 2012 EchoStar VII	Sep. 30, 2012 EchoStar VII	Dec. 31, 2012 EchoStar VII	Dec. 31, 2011 EchoStar VII	Dec. 31, 2012 EchoStar VII Maximum	Dec. 31, 2012 EchoStar X	Sep. 30, 2012 EchoStar X	Dec. 31, 2012 EchoStar X	Dec. 31, 2011 EchoStar X	Dec. 31, 2012 EchoStar XI	Sep. 30, 2012 EchoStar XI	Dec. 31, 2012 EchoStar XI	Dec. 31, 2011 EchoStar XI	Dec. 31, 2012 EchoStar XI Maximum	Dec. 31, 2012 EchoStar XIV	Dec. 31, 2011 EchoStar XIV	Dec. 31, 2012 EchoStar XIV Maximum	Dec. 31, 2012 EchoStar XV	Dec. 31, 2011 EchoStar XV	Dec. 31, 2012 Satellites acquired under capital lease agreements	Dec. 31, 2011 Satellites acquired under capital lease agreements	Dec. 31, 2012 Satellites acquired under capital lease agreements Minimum	Dec. 31, 2012 Satellites acquired under capital lease agreements Maximum	Dec. 31, 2012 Furniture, fixtures, equipment and other	Dec. 31, 2011 Furniture, fixtures, equipment and other	Dec. 31, 2012 Furniture, fixtures, equipment and other Minimum	Dec. 31, 2012 Furniture, fixtures, equipment and other Maximum	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2012 Buildings and improvements Minimum	Dec. 31, 2012 Buildings and improvements Maximum	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2012 Construction in progress	Dec. 31, 2011 Construction in progress	Dec. 31, 2012 Construction in progress Software related projects	Dec. 31, 2011 Construction in progress Software related projects	Dec. 31, 2012 Construction in progress Other	Dec. 31, 2011 Construction in progress Other
Property and Equipment
Total property and equipment		$ 5,955,588	$ 5,970,106			$ 3,424,911	$ 3,496,154			$ 201,607	$ 201,607	$ 177,000		$ 177,000	$ 177,000		$ 177,192		$ 177,192	$ 177,192	$ 200,198		$ 200,198	$ 200,198		$ 316,541	$ 316,541		$ 277,658	$ 277,658	$ 499,819	$ 499,819			$ 580,588	$ 506,736			$ 74,398	$ 70,716			$ 5,027	$ 4,447	$ 20,469	$ 42,038	$ 6,088	$ 20,149	$ 14,381	$ 21,889
Accumulated depreciation	(2,986,338)	(2,948,204)	(2,847,863)
Property and equipment, net	$ 3,006,118	$ 3,007,384	$ 3,122,243
Depreciable life of assets				1 year	40 years			2 years	5 years	12 years		15 years	12 years	15 years		15 years	15 years	12 years	15 years		15 years	12 years	15 years		15 years	15 years		15 years	15 years				10 years	15 years			1 year	10 years			1 year	40 years